Income taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefits	€ (200.4)	€ (227.1)
Deferred tax assets	671.5	445.3
Deferred tax liabilities	(37.9)	(7.3)	€ (193.8)
Deferred and other tax assets (liabilities)	€ 433.2	€ 210.9